Summary of Significant Accounting Policies: Property, Plant and Equipment, Policy (Policies)	Mar. 31, 2023
Policies
Property, Plant and Equipment, Policy

Property and equipment

Property is carried at cost. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. Depreciation is calculated on a straight-line basis over the estimated useful life of the assets, generally three to five years.